UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:    811-09631

Cohen & Steers Institutional Realty Shares, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    December 31

Date of reporting period:    September 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2018 (Unaudited)

		Shares	Value
COMMON STOCK	97.1%
COMMUNICATIONS—TOWERS	2.0%
Crown Castle International Corp.		533,148	$59,355,367

REAL ESTATE	95.1%
DATA CENTERS	11.6%
CyrusOne, Inc.		1,192,863	75,627,514
Digital Realty Trust, Inc.		1,189,484	133,793,160
Equinix, Inc.		304,108	131,645,312

			341,065,986

HEALTH CARE	10.0%
Healthcare Trust of America, Inc., Class A		1,712,006	45,659,200
Omega Healthcare Investors, Inc.		343,768	11,265,277
Sabra Health Care REIT, Inc.		2,991,717	69,168,497
Ventas, Inc.		270,627	14,716,696
Welltower, Inc.		2,385,455	153,432,466

			294,242,136

HOTEL	7.3%
Hilton Worldwide Holdings, Inc.		198,759	16,055,752
Park Hotels & Resorts, Inc.		2,743,586	90,044,493
Pebblebrook Hotel Trust		1,202,548	43,736,671
Red Rock Resorts, Inc. Class A		1,045,913	27,873,581
RLJ Lodging Trust		1,771,944	39,035,926

			216,746,423

INDUSTRIALS	7.5%
Americold Realty Trust		1,174,226	29,379,135
Industrial Logistics Properties Trust		907,094	20,872,233
Prologis, Inc.		2,534,613	171,821,415

			222,072,783

NET LEASE	5.9%
Agree Realty Corp.		642,256	34,116,639
EPR Properties		427,049	29,214,422
VEREIT, Inc.		6,875,173	49,913,756
VICI Properties, Inc.		2,766,021	59,801,374

			173,046,191

OFFICE	9.6%
Boston Properties, Inc.		643,282	79,181,581
Cousins Properties, Inc.		1,687,675	15,003,431

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		Shares	Value
Douglas Emmett, Inc.		946,723	$35,710,391
Hudson Pacific Properties, Inc.		2,425,747	79,370,442
Kilroy Realty Corp.		1,054,990	75,632,233

			284,898,078

RESIDENTIAL	21.3%
APARTMENT	15.1%
Apartment Investment & Management Co., Class A		2,676,065	118,094,748
Essex Property Trust, Inc.		670,619	165,448,414
UDR, Inc.		4,019,429	162,505,514

			446,048,676

MANUFACTURED HOME	4.0%
Equity LifeStyle Properties, Inc.		309,577	29,858,702
Sun Communities, Inc.		871,065	88,447,940

			118,306,642

SINGLE FAMILY	2.2%
Invitation Homes, Inc.		2,826,561	64,756,513

TOTAL RESIDENTIAL			629,111,831

SELF STORAGE	5.5%
Extra Space Storage, Inc.		1,103,276	95,587,833
Life Storage, Inc.		700,601	66,669,191

			162,257,024

SHOPPING CENTERS	12.5%
COMMUNITY CENTER	7.9%
Brixmor Property Group, Inc.		1,345,293	23,556,080
DDR Corp.		2,947,551	39,467,708
Regency Centers Corp.		883,615	57,143,382
Urban Edge Properties		2,327,521	51,391,664
Weingarten Realty Investors		2,090,176	62,203,638

			233,762,472

REGIONAL MALL	4.6%
Simon Property Group, Inc.		569,384	100,638,622
Taubman Centers, Inc.		601,957	36,015,087

			136,653,709

TOTAL SHOPPING CENTERS			370,416,181

SPECIALTY	3.9%
Iron Mountain, Inc.		1,292,280	44,609,505

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		Shares	Value
Lamar Advertising Co., Class A		546,727	$42,535,361
Outfront Media, Inc.		1,354,124	27,014,774

			114,159,640

TOTAL REAL ESTATE			2,808,016,273

TOTAL COMMON STOCK (Identified cost—$2,402,999,512)			2,867,371,640

SHORT-TERM INVESTMENTS	2.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 1.95%(a)		79,112,269	79,112,269

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$79,112,269)			79,112,269

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,482,111,781)	99.8%		2,946,483,909
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		5,929,524

NET ASSETS (Equivalent to $42.98 per share based on 68,696,119 shares of common stock outstanding)	100.0%		$2,952,413,433

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Rate quoted represents the annualized seven-day yield.

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COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES OF SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

NOTES OF SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$2,867,371,640	$2,867,371,640	$—	$—

Short-Term Investments	79,112,269	—	79,112,269	—

Total Investments in Securities(a)	$2,946,483,909	$2,867,371,640	$79,112,269	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin Title: President and Principal Executive Officer

Date: November 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin Title: President and Principal Executive Officer		Name: James Giallanza Title: Principal Financial Officer

Date: November 21, 2018